Document and Entity Information	Nov. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 14, 2023
Entity Registrant Name	BGC Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35591
Entity Tax Identification Number	86-3748217
Entity Address Address Line 1	499 Park Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	212
Local Phone Number	610-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value
Trading Symbol	BGC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001094831